Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 20,155,545	₺ 12,536,149	₺ 9,781,162
Unsecured bank loans [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Floating
Nominal interest rate basis	Libor+2.0%-Libor+4.1%	Libor+2,0%-Libor+3,3%
Carrying amount	₺ 4,589,157	₺ 2,880,615
Unsecured bank loans [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Floating
Nominal interest rate basis	Euribor+1.2%-Euribor+3.4%	Euribor+1.2%-Euribor+2.2%
Carrying amount	₺ 6,975,890	₺ 5,511,579
Unsecured bank loans [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Payment period	2019
Carrying amount	₺ 873,914	₺ 1,620,391
Unsecured bank loans [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH
Interest rate type	Fixed
Payment period	2019	2018
Carrying amount	₺ 894,511	₺ 520,933
Unsecured bank loans [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Currency	RMB
Interest rate type	Fixed
Nominal interest rate	5.50%
Carrying amount	₺ 193,375
Unsecured bank loans [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2019	2018
Unsecured bank loans [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2019	2018
Unsecured bank loans [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	12.60%	11.10%
Payment period		2018
Unsecured bank loans [member] | Bottom of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	21.50%	11.00%
Unsecured bank loans [member] | Bottom of range [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2019
Unsecured bank loans [member] | Bottom of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	2.00%	2.00%
Unsecured bank loans [member] | Bottom of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	1.20%	1.20%
Unsecured bank loans [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2026	2020
Unsecured bank loans [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2026	2026
Unsecured bank loans [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	25.00%	15.50%
Payment period		2019
Unsecured bank loans [member] | Top of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	22.50%	14.50%
Unsecured bank loans [member] | Top of range [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2026
Unsecured bank loans [member] | Top of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	4.10%	3.30%
Unsecured bank loans [member] | Top of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	3.40%	2.20%
Secured bank loans [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Currency	BYN
Interest rate type	Fixed
Carrying amount	₺ 4,180	₺ 4,390
Secured bank loans [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	12.00%	12.00%
Payment period	2019	2018
Secured bank loans [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.00%	16.00%
Payment period	2020	2020
Debt securities issued [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 5,210,562	₺ 1,875,521	1,922,656
Debt securities issued [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 5,135,565	₺ 1,875,521
Debt securities issued [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Nominal interest rate	24.50%
Payment period	2019
Carrying amount	₺ 74,997
Debt securities issued [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2019	2018
Debt securities issued [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2028	2025
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount		₺ 122,720	₺ 48,114
Finance lease liabilities [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate		22.50%
Payment period		2018
Carrying amount		₺ 41
Finance lease liabilities [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Fixed
Nominal interest rate		3.40%
Carrying amount		₺ 116,797
Finance lease liabilities [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Carrying amount		₺ 5,882
Finance lease liabilities [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period		2018
Finance lease liabilities [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		27.50%
Payment period		2018
Finance lease liabilities [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period		2024
Finance lease liabilities [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		27.70%
Payment period		2020
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 1,413,956
Lease liabilities [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Carrying amount	₺ 40,351
Lease liabilities [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Fixed
Carrying amount	₺ 194,645
Lease liabilities [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Carrying amount	₺ 719,718
Lease liabilities [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH
Interest rate type	Fixed
Carrying amount	₺ 418,390
Lease liabilities [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Currency	BYN
Interest rate type	Fixed
Carrying amount	₺ 40,852
Lease liabilities [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.90%
Payment period	2019
Lease liabilities [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.00%
Payment period	2019
Lease liabilities [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.10%
Payment period	2019
Lease liabilities [member] | Bottom of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.60%
Payment period	2019
Lease liabilities [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	12.00%
Payment period	2019
Lease liabilities [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.80%
Payment period	2027
Lease liabilities [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	7.90%
Payment period	2031
Lease liabilities [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	45.00%
Payment period	2048
Lease liabilities [member] | Top of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	24.00%
Payment period	2067
Lease liabilities [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	15.00%
Payment period	2028